Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2016
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$97,299	$113,060	$293,787	$332,563
Rest of Europe	76,427	79,077	231,505	241,705
U.S.	204,265	161,144	581,732	475,508
Rest of World	42,210	41,460	124,329	121,853

Total	$420,201	$394,741	$1,231,353	$1,171,629
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring, by geographical area was as follows:

	Three Months ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$63,933	$56,612	$178,081	$153,620
Rest of Europe	837	3,871	9,144	14,178
U.S.	11,471	8,129	34,081	30,576
Rest of World	873	2,773	5,745	7,817

Total	$77,114	$71,385	$227,051	$206,191

c) The distribution of income from operations, excluding restructuring, by geographical area was as follows:

	Three Months ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$64,821	$56,612	$182,698	$153,620
Rest of Europe	1,364	3,871	9,979	14,178
U.S.	13,813	8,129	36,423	30,576
Rest of World	1,181	2,773	6,110	7,817

Total	$81,179	$71,385	$235,210	$206,191

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2016	2015
	(in thousands)
Ireland	$106,945	$101,736
Rest of Europe	6,829	7,334
U.S.	31,185	34,520
Rest of World	6,416	6,628

Total	$151,375	$150,218

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$6,588	$5,144	$19,146	$14,972
Rest of Europe	1,730	2,003	5,265	6,217
U.S.	5,368	6,277	17,154	18,412
Rest of World	857	942	2,555	2,934

Total	$14,543	$14,366	$44,120	$42,535

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2016	2015	*
	(in thousands)
Ireland	$822,071	$663,060
Rest of Europe	352,394	343,733
U.S.	658,016	641,769
Rest of World	67,997	68,647

Total	$1,900,478	$1,717,209
* The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.